Noncontrolling Interests (Noncontrolling Interests-Redeemable Common Units) (Details) (Noncontrolling Interests [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interests [Member]
Activity of noncontrolling interests
Beginning Balance	$ 1,836,522	$ 1,809,119	$ 1,801,592
Contributions	26,398	24,588	23,379
Net income	84,236	35,200	36,250
Distributions	(83,448)	(41,434)	(39,132)
Conversion of redeemable partnership units	(30,291)	(34,621)	(85,498)
Unearned compensation	1,472	(883)	(1,952)
Accumulated other comprehensive loss	252	273	297
Adjustments to reflect redeemable partnership units at redemption value	(124,923)	44,280	74,183
Ending Balance	$ 1,710,218	$ 1,836,522	$ 1,809,119